SHARE BASED COMPENSATION - Total and Unrecognized Compensation Expense (Details) - Options - CNY (¥)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 4,079,082	¥ 8,040,512	¥ 984,595
Total unrecognized compensation expense	¥ 7,429,354
Weighted average period over which unrecognized compensation expense is expected to be recognized	3 years 1 month 6 days